CAPITAL STOCK - Fair Value Inputs of Stock Options Granted (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Weighted average fair value of stock options granted ( in dollars per share)	$ 0.44		$ 2.21		$ 3.65
Expected life	5 years 6 months	5 years 6 months	4 years 10 months 24 days	4 years 10 months 24 days	4 years 9 months 18 days	4 years 9 months 18 days
Expected volatility	34.18%	34.18%	29.79%	29.79%	32.09%	32.09%
Risk-free interest rate	0.75%	0.75%	1.44%	1.44%	2.05%	2.05%
Expected dividends	10.79%	10.79%	4.27%	4.27%	3.30%	3.30%
Stock price at grant date (in CDN per share)		$ 7.94		$ 17.54		$ 21.76
Exercise price of awards (in CDN per share)		$ 7.94		$ 17.54		$ 21.76
Foreign exchange rate USD to CDN	1.4526	1.4526	1.3380	1.3380	1.2809	1.2809